Equipment	12 Months Ended
Dec. 31, 2011
Equipment [Abstract]
Equipment
Note 20 – Equipment

Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2011	December 31, 2010
Cost	40.0	279
Accumulated depreciation	(15.0)	(121)
Net book value	25.0	158

Depreciation and amortization expense was $16 million, $27 million and $27 million for the years ended December 31, 2011, 2010 and 2009, respectively.